Prepayments and Other Assets - Schedule of Prepayments and Other Current and Non-current Assets (Details) - USD ($)		Dec. 31, 2025		Jun. 30, 2025		Jun. 30, 2024		Apr. 08, 2023
Schedule of Prepayments and Other Current and Non-current Assets [Abstract]
Advance to crew		$ 215,431		$ 172,133		$ 267,165
Advance to employee		28,780		57,408		211,375
Rental deposit		100,000	[1]	500,000	[1],[2]		[2]
Prepaid consulting service fee	[3]	7,479,825
Other		76,743		58,810		76,530
Total		7,900,779		788,351		555,070
Loan security deposit		475,000	[3],[4]	475,000	[3],[4]	475,000	[5]	$ 475,000
Prepaid research and development expenses		100,000
Prepaid consulting service fee	[3]	960,959
Total		$ 1,535,959		$ 475,000		$ 975,000

[1]	Rental deposit represents a deposit of $100,000 paid to the lessor of Top Advancer (see Note 8). During the six months ended December 31, 2025, the Company received $400,000 of this deposit, and the remaining balance is expected to be received in March 2026.
[2]	Rental deposit represents a deposit of $500,000 paid to the lessor of Top Advancer (see Note 8), which is expected to be received in December 2025 upon the lease’s expiration.
[3]	This represents prepaid consulting service fees of $8,440,784 paid to third-party service providers for consulting. These services are expected to be rendered over a contractual period of two years. The Company amortizes the prepaid consulting service fees on a straight-line basis over the service period. As of December 31, 2025, $7,479,825 and $960,959 are classified as current and non-current, respectively, based on the expected timing of service delivery.
[4]	This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 9).
[5]	This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 9).